Related Party Loans - Schedule of Advance to a Related Company (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Related Party [Member]
Related Party Loans - Schedule of Advance to a Related Company (Details) [Line Items]
Advances to a related company		$ 97,882